Income Taxes - Schedule of reconciliation between income tax expense for financial statement purposes and amount computed by applying statutory federal income tax rate of 35% to pretax income before extraordinary item (Details) - USD ($)
$ in Thousands
	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between income tax expense for financial statement purposes and amount computed by applying the statutory federal income tax rate
Statutory federal income tax rate (as a percent)	21.00%			35.00%
Federal tax expense at statutory rate	$ 266
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal tax benefit	(480)
Valuation allowance	(2,018)
Fair value adjustments PIK	(1,393)
Nondeductible expenses and other items	3,627
Provision (benefit) for income taxes	$ 2	$ 13
Predecessor
Reconciliation between income tax expense for financial statement purposes and amount computed by applying the statutory federal income tax rate
Statutory federal income tax rate (as a percent)				35.00%	35.00%
Federal tax expense at statutory rate			$ (10,764)	$ (66,680)	$ 5,126
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal tax benefit			(800)	2,552	1,685
Work opportunity tax credit			(8)	(8)	(115)
Sale of Florida and QC					(547)
Goodwill impairment				5,846	1,488
Transaction costs			1,458
Cancellation of indebtedness income			11,217
Loss on debt extinguishment			2,275
Valuation allowance			(1,414)	23,130	8,450
Impact of federal rate change				27,549
Nondeductible expenses and other items			(1,925)	(2,010)	105
Provision (benefit) for income taxes			$ 39	$ (9,621)	$ 16,192